SUMMARY OF SIGNIFICANT UNRECOGNIZED COMMITMENTS (Details) $ in Thousands	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Concession and annual mineral claim fees	$ 3,297
Exploration Licenses - Silver City (to be paid in Shares)	842
Exploration Licenses - Silver City (to be paid in cash)	240
Commitments and contingencies	4,379
Commitments Period One [Member]
IfrsStatementLineItems [Line Items]
Concession and annual mineral claim fees	414
Exploration Licenses - Silver City (to be paid in Shares)	341
Exploration Licenses - Silver City (to be paid in cash)	80
Commitments and contingencies	835
Commitments Period Two [Member]
IfrsStatementLineItems [Line Items]
Concession and annual mineral claim fees	1,365
Exploration Licenses - Silver City (to be paid in Shares)	501
Exploration Licenses - Silver City (to be paid in cash)	160
Commitments and contingencies	2,026
Commitments Period Three [Member]
IfrsStatementLineItems [Line Items]
Concession and annual mineral claim fees	1,518
Exploration Licenses - Silver City (to be paid in Shares)
Exploration Licenses - Silver City (to be paid in cash)
Commitments and contingencies	1,518
Commitments Period Four [Member]
IfrsStatementLineItems [Line Items]
Concession and annual mineral claim fees		[1]
Exploration Licenses - Silver City (to be paid in Shares)		[1]
Exploration Licenses - Silver City (to be paid in cash)		[1]
Commitments and contingencies		[1]

[1]	Concession and claim fees continue until the relinquishment or expiration of the applicable concessions or claims.